Schedule of Inventory, Current (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Inventories Schedule Of Inventory, Current 1		3,391
Inventories Schedule Of Inventory, Current 2		5,617
Inventories Schedule Of Inventory, Current 3	902
Inventories Schedule Of Inventory, Current 4		15,223
Inventories Schedule Of Inventory, Current 5		16,651
Inventories Schedule Of Inventory, Current 6	2,673
Inventories Schedule Of Inventory, Current 7		6,682
Inventories Schedule Of Inventory, Current 8		10,559
Inventories Schedule Of Inventory, Current 9	1,695
Inventories Schedule Of Inventory, Current 10		2,308
Inventories Schedule Of Inventory, Current 11		2,603
Inventories Schedule Of Inventory, Current 12	417
Inventories Schedule Of Inventory, Current 13		27,604
Inventories Schedule Of Inventory, Current 14		35,430
Inventories Schedule Of Inventory, Current 15	$ 5,687